Tax Deduction Recovery (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of tax deduction recovery [Abstract]
Tax deduction recovery	$ 267,000	$ 0	$ 471,000